Schedule of Investments (unaudited) April 30, 2023	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama(a) — 3.3%
Black Belt Energy Gas District, RB
Series B-2, 4.48%, 12/01/48	$2,500	$2,489,510
Series F, 5.50%, 11/01/53	840	891,041
Southeast Energy Authority A Cooperative District, RB, Series A-2, 5.64%, 01/01/53	5,090	5,152,373

		8,532,924

Arizona — 1.2%
Arizona Industrial Development Authority, RB 4.38%, 07/01/39(b)	550	485,049
Series A, (BAM), 4.00%, 06/01/44	730	715,294
Series A, 5.00%, 07/01/49(b)	525	472,693
Series A, 5.00%, 07/01/54(b)	405	359,003
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	535	452,949
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54(b)	280	245,829
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	450	468,047

		3,198,864

Arkansas — 0.4%
Arkansas Development Finance Authority, RB,
Series A, AMT, 4.50%, 09/01/49(b)	1,270	1,135,831

California — 17.1%
Bay Area Toll Authority, Refunding RB, Series C, 4.31%, 04/01/56(a)	1,000	1,013,025
California Community Choice Financing Authority, RB, Series B-2, 4.31%, 02/01/52(a)	1,500	1,362,164
California Community Housing Agency, RB, M/F Housing(b) 3.00%, 08/01/56	120	78,987
Series A, 5.00%, 04/01/49	200	174,998
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	365	361,948
California Health Facilities Financing Authority, Refunding RB, Series A, 3.00%, 08/15/51	1,100	832,182
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	1,400	1,417,122
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	1,260	1,269,576
Series I, 5.50%, 11/01/30	5,000	5,066,780
Series I, 5.50%, 11/01/31	3,130	3,171,620
Series I, 5.50%, 11/01/33	3,000	3,040,083
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	130	89,914
CSCDA Community Improvement Authority, RB, M/F Housing(b) 5.00%, 09/01/37	105	101,114
4.00%, 10/01/56	160	129,733
4.00%, 12/01/56	200	143,536
Series A, 4.00%, 06/01/58	910	710,087
Senior Lien, 3.13%, 06/01/57	515	354,140
Series A, Senior Lien, 4.00%, 12/01/58	745	576,529
Kern Community College District, GO, Series C, 5.50%, 11/01/23(c)	2,445	2,473,528
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J, 5.25%, 05/15/23(c)	7,580	7,585,480

Security	Par (000)	Value

California (continued)
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	$7,500	$7,795,410
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	1,800	1,802,803
Series A, AMT, 5.25%, 05/01/33	1,410	1,412,006
Series A, AMT, 5.00%, 05/01/44	1,860	1,863,201
Washington Township Health Care District, GO,
Series B, Election 2004, 5.50%, 08/01/40	940	965,034

		43,791,000

Colorado — 4.6%
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	1,500	1,514,836
Series A, AMT, 5.50%, 11/15/30	565	570,666
Series A, AMT, 5.50%, 11/15/31	675	681,817
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	1,700	1,736,978
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(b)	790	744,426
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(b)	1,050	928,503
Colorado Health Facilities Authority, RB 5.50%, 11/01/47	205	220,187
Series D, 4.41%, 05/15/61(a)	1,290	1,293,046
Colorado Health Facilities Authority, Refunding RB, Series A, 3.25%, 08/01/49	3,025	2,239,096
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	830	837,167
E-470 Public Highway Authority, Refunding RB,
Series B, 3.57%, 09/01/39(a)	260	259,093
STC Metropolitan District No. 2, Refunding GO,
Series A, 5.00%, 12/01/38	715	672,558

		11,698,373

Connecticut — 3.2%
Connecticut Housing Finance Authority, RB, S/F Housing, Series C-2, (FHLMC, FNMA, GNMA), 3.76%, 11/15/52(a)	4,325	4,325,000
State of Connecticut Special Tax Revenue, RB, Series A, 5.25%, 07/01/42	1,725	1,970,823
State of Connecticut, GO, Series A, 5.00%, 04/15/38	1,690	1,818,758

		8,114,581

Delaware — 0.5%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	1,345	1,388,470

Florida — 13.5%
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	465	403,214
Series A, 5.50%, 06/01/57	165	146,035
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.13%, 10/01/23(c)	5,665	5,697,596
Series A, AMT, 5.00%, 10/01/45	1,440	1,458,708
County of Broward Florida Tourist Development Tax Revenue, RB, 4.00%, 09/01/51	1,700	1,557,567
County of Miami-Dade Seaport Department, ARB(c)
Series A, 5.38%, 10/01/23	1,765	1,780,228
Series A, 5.50%, 10/01/23	3,000	3,027,411

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Seaport Department, ARB(c) (continued)
Series B, AMT, 6.00%, 10/01/23	$1,060	$1,069,868
Series B, AMT, 6.25%, 10/01/23	800	808,260
County of Miami-Dade Seaport Department, Refunding RB
Series A-2, (AGM), 4.00%, 10/01/49	1,700	1,615,954
Series A, AMT, 5.00%, 10/01/39	1,025	1,089,418
Series A-1, AMT, (AGM), 4.00%, 10/01/45	3,230	3,037,343
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(b)	730	528,657
Finley Woods Community Development District, SAB 4.00%, 05/01/40	265	228,235
4.20%, 05/01/50	450	363,762
Florida Development Finance Corp., RB(b) 6.50%, 06/30/57	335	331,331
AMT, 5.00%, 05/01/29	470	439,871
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(b)	260	209,555
Highlands County Health Facilities Authority, Refunding RB, 3.75%, 11/15/56(a)	2,700	2,700,000
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/23(c)	2,995	3,016,798
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA,
GNMA), 6.00%, 09/01/40	35	35,042
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	670	580,769
4.00%, 05/01/50	640	504,273
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	2,065	1,896,128
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(c)	1,805	1,807,805
Southern Groves Community Development District No. 5, Refunding SAB, 4.00%, 05/01/43	380	309,596

		34,643,424

Georgia — 1.8%
East Point Business & Industrial Development
Authority, RB, Series A, 5.25%, 06/15/62(b)	195	174,792
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	950	935,176
Series B, 5.00%, 12/01/52(a)	2,015	2,110,698
Municipal Electric Authority of Georgia, RB, 5.00%, 01/01/48	1,420	1,434,477

		4,655,143

Hawaii — 1.9%
State of Hawaii Airports System Revenue, ARB,
Series A, AMT, 5.00%, 07/01/45	2,805	2,844,579
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	740	742,879
AMT, 5.25%, 08/01/26	1,205	1,209,784

		4,797,242

Illinois — 12.2%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,225	1,267,433
Series A, 5.00%, 12/01/40	1,165	1,174,066
Series A, 5.00%, 12/01/47	340	334,645

Security	Par (000)	Value

Illinois (continued)
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/41	$1,140	$1,144,728
Chicago Midway International Airport, Refunding RB
Series A, AMT, 2nd Lien, 5.50%, 01/01/28	1,000	1,001,240
Series A, AMT, 2nd Lien, 5.50%, 01/01/29	1,500	1,501,876
Series A, AMT, 2nd Lien, 5.38%, 01/01/33	2,000	2,002,374
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/42	735	751,321
City of Chicago Illinois Wastewater Transmission
Revenue, RB, 2nd Lien, 5.00%, 01/01/42	2,985	2,987,860
Cook County Community College District No. 508, GO 5.25%, 12/01/30	1,270	1,275,960
5.50%, 12/01/38	1,205	1,208,403
5.25%, 12/01/43	2,960	2,961,015
Illinois Finance Authority, Refunding RB, Series C, 5.00%, 02/15/41	975	1,014,567
Illinois Housing Development Authority, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	515	532,132
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/40	6,155	6,383,086
State of Illinois, GO 5.25%, 02/01/31	1,495	1,509,452
5.25%, 02/01/32	2,320	2,343,040
5.50%, 07/01/33	1,000	1,003,632
5.50%, 07/01/38	700	702,701

		31,099,531

Indiana — 0.4%
Indiana Finance Authority, RB
Series A, 5.00%, 06/01/41	300	274,162
Series A, 5.00%, 06/01/51	220	190,789
Series A, 5.00%, 06/01/56	190	162,639
Series A, AMT, 5.00%, 07/01/23(c)	460	460,828

		1,088,418

Iowa — 1.0%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	3,350	2,467,309

Kentucky — 0.9%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	150	138,045
Fayette County School District Finance Corp., RB,
(BAM-TCRS), 5.00%, 06/01/47	1,995	2,160,936

		2,298,981

Louisiana — 3.0%
City of Shreveport Louisiana Water & Sewer Revenue, RB, Series B, Junior Lien, (AGM), 4.00%, 12/01/49	6,100	5,501,931
Lake Charles Harbor & Terminal District, ARB,
Series B, AMT, (AGM), 5.50%, 01/01/29	2,225	2,254,991

		7,756,922

Maryland — 6.4%
Howard County Housing Commission, RB, M/F
Housing, 5.00%, 12/01/42	2,450	2,543,568
Maryland Economic Development Corp., RB, Class B, AMT, 5.00%, 12/31/40	525	540,289
Maryland Health & Higher Educational Facilities
Authority, RB, Series B, 4.00%, 04/15/45	1,360	1,318,181

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Stadium Authority, RB
(NGFGC), 5.00%, 05/01/34	$4,780	$5,284,778
Series A, (NGFGC), 5.00%, 05/01/47	6,460	6,783,407

		16,470,223

Massachusetts — 0.9%
Commonwealth of Massachusetts, GO, Series B, 3.00%, 04/01/49	1,300	1,037,481
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	940	961,727
Series A, 5.00%, 01/01/47	420	421,334

		2,420,542

Michigan — 1.7%
Michigan Finance Authority, Refunding RB 4.00%, 09/01/46	550	503,063
4.61%, 04/15/47(a)	2,910	2,847,403
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	895	907,013

		4,257,479

Minnesota — 1.0%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	985	910,776
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	1,555	1,633,776

		2,544,552

Mississippi — 2.6%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	2,225	2,259,089
Mississippi State University Educational Building
Corp., Refunding RB, 5.25%, 08/01/23(c)	1,000	1,004,925
State of Mississippi Gaming Tax Revenue, RB
Series A, 5.00%, 10/15/37	565	595,729
Series A, 4.00%, 10/15/38	2,815	2,727,442

		6,587,185

Missouri — 1.8%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	5,000	4,584,525

Montana — 0.1%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	110	107,878
Series B-2, 3.60%, 12/01/47	165	165,108

		272,986

Nebraska — 1.0%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	2,380	2,483,432

Nevada — 2.2%
Carson City Nevada, Refunding RB, 5.00%, 09/01/42	1,130	1,142,615
City of Las Vegas Nevada Special Improvement
District No. 814, SAB
4.00%, 06/01/39	120	105,539
4.00%, 06/01/44	320	267,978
City of Reno Nevada, Refunding RB, Series A-1,
(AGM), 4.00%, 06/01/43	2,690	2,579,075

Security	Par (000)	Value

Nevada (continued)
County of Clark Nevada, GO, Series A, 5.00%, 06/01/37	$500	$543,418
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	580	589,398
5.00%, 07/01/45	400	400,262

		5,628,285

New Hampshire(a)(b) — 0.3%
New Hampshire Business Finance Authority,
Refunding RB
Series A, 3.63%, 07/01/43	315	235,003
Series B, AMT, 3.75%, 07/01/45	670	506,688

		741,691

New Jersey — 9.4%
New Jersey Economic Development Authority, RB 5.00%, 06/15/36	810	880,025
Series A, 5.00%, 06/15/47	2,500	2,598,918
Series LLL, 5.00%, 06/15/34	635	698,379
AMT, (AGM), 5.00%, 01/01/31	1,355	1,364,604
AMT, 5.38%, 01/01/43	1,940	1,944,361
New Jersey Higher Education Student Assistance
Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	1,195	1,188,530
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,355	1,399,757
New Jersey Housing & Mortgage Finance Agency,
Refunding RB, Series A, AMT, 3.80%, 10/01/32	1,880	1,808,235
New Jersey Transportation Trust Fund Authority, RB
Class BB, 4.00%, 06/15/50	1,500	1,386,780
Series AA, 5.50%, 06/15/39	3,040	3,047,782
Series BB, 4.00%, 06/15/50	2,775	2,576,518
Series S, 5.25%, 06/15/43	2,980	3,179,299
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,000	1,029,392
Sub-Series B, 5.00%, 06/01/46	870	863,124

		23,965,704

New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	135	117,959

New York — 4.4%
Metropolitan Transportation Authority, RB, Series A-1, 5.25%, 11/15/39	1,550	1,563,153
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series C-4, 2.85%, 11/01/36(a)	2,175	2,175,000
Series F-1, Subordinate, 5.00%, 02/01/47	510	554,074
New York Liberty Development Corp., Refunding RB
Series 1, 4.00%, 02/15/43	1,750	1,696,749
Series 1, 5.00%, 11/15/44(b)	960	926,194
Series A, 3.00%, 11/15/51	210	152,140
New York State Thruway Authority, RB, Second Series, 4.13%, 03/15/56	1,675	1,596,427
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,025	1,076,027

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., RB (continued)
AMT, 4.00%, 04/30/53	$605	$507,871
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	895	914,946

		11,162,581

North Carolina — 1.9%
University of North Carolina at Chapel Hill, Refunding RB, Series A, 3.87%, 12/01/41(a)	4,970	4,934,370

Ohio — 3.0%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/40	490	442,888
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	5,120	4,770,913
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	270	300,649
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	2,275	2,051,747

		7,566,197

Oklahoma — 1.4%
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	3,600	3,525,973

Pennsylvania — 8.8%
Allegheny County Hospital Development Authority, RB, Series D2, 4.56%, 11/15/47(a)	1,040	1,050,985
Bristol Township School District, GO, (SAW), 5.25%, 06/01/23(c)	2,500	2,503,917
Bucks County Industrial Development Authority, RB 4.00%, 07/01/46	100	77,446
4.00%, 07/01/51	100	73,503
Hospitals & Higher Education Facilities Authority of Philadelphia, Refunding RB, (AGM), 4.00%, 07/01/40	1,215	1,181,981
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 5.00%, 09/01/48.	1,240	1,269,578
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.50%, 06/30/43	515	554,972
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, AMT, 3.65%, 10/01/42	3,000	2,732,748
Pennsylvania Turnpike Commission, RB Sub-Series B-1, 5.25%, 06/01/47	2,300	2,384,426
Series A, Subordinate, 5.00%, 12/01/37	750	803,913
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, 5.00%, 12/01/41	2,490	2,617,344
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	1,285	1,375,243
Pittsburgh School District, GO, (SAW), 3.00%, 09/01/41	1,165	981,321
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/40	1,485	1,579,226
(SAW), 5.00%, 03/01/43	1,100	1,162,735
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,965	2,035,966

		22,385,304

Security	Par (000)	Value

Puerto Rico — 4.8%
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	$5,039	$4,730,820
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(d)	4,757	1,293,490
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	4,109	3,951,473
Series A-2, Restructured, 4.78%, 07/01/58	264	244,521
Series A-2, Restructured, 4.33%, 07/01/40	1,279	1,188,050
Series B-1, Restructured, 4.75%, 07/01/53	407	380,513
Series B-2, Restructured, 4.78%, 07/01/58	394	365,637

		12,154,504

South Carolina — 4.6%
Charleston County Airport District, ARB(c)
Series A, AMT, 5.50%, 07/01/23	2,500	2,507,040
Series A, AMT, 6.00%, 07/01/23	2,940	2,950,646
County of Charleston South Carolina, ARB, 5.25%, 12/01/23(c)	3,760	3,802,845
South Carolina Jobs-Economic Development Authority, RB(b) 5.00%, 01/01/55	825	702,519
7.50%, 08/15/62	390	377,574
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	1,360	1,390,899

		11,731,523

Tennessee — 1.2%
Memphis-Shelby County Airport Authority, ARB,
Series A, AMT, 5.00%, 07/01/49	3,000	3,106,908

Texas — 6.9%
Arlington Higher Education Finance Corp., RB(b) 7.50%, 04/01/62	410	435,207
7.88%, 11/01/62	360	370,233
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	395	395,094
City of Houston Texas Airport System Revenue,
Refunding ARB, AMT, 5.00%, 07/15/27	225	228,767
City of Houston Texas Airport System Revenue,
Refunding RB, Series A, AMT, 5.00%, 07/01/27	220	224,133
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	885	870,975
Gunter Independent School District, GO, (PSF), 4.00%, 02/15/53	815	792,954
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	2,155	2,158,926
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	440	383,435
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/48	1,775	1,850,629
Tarrant County Cultural Education Facilities Finance Corp., RB 5.00%, 11/15/51	1,620	1,716,688
Series B, 5.00%, 07/01/36	2,500	2,679,813
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/40	2,500	2,296,018

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas City Industrial Development Corp., RB,
Series 2012, 4.13%, 12/01/45	$255	$222,682
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB 5.00%, 12/15/31	1,165	1,230,168
5.00%, 12/15/32	1,770	1,872,656

		17,728,378

Utah(b) — 0.2%
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49	170	150,798
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40	325	302,626

		453,424

Virginia — 2.9%
Loudoun County Economic Development Authority, RB, Series B, 3.72%, 02/15/38	2,500	2,500,000
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	955	896,059
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	4,000	3,960,432

		7,356,491

Washington — 3.1%
Central Puget Sound Regional Transit Authority, RB, Series 2015, Class 2A, 4.06%, 11/01/45(a)	3,000	2,910,234
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 4.09%, 01/01/40(a)	915	895,362
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	660	679,012
State of Washington, GO, Series C, 5.00%, 02/01/36	3,000	3,326,151

		7,810,759

West Virginia — 1.1%
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	2,810	2,723,247

Wisconsin — 3.2%
Public Finance Authority, RB(b) 5.00%, 10/15/51	210	183,281
Class A, 5.00%, 06/15/51	550	454,751
Series A, 5.00%, 07/01/55	305	265,442
Series A, 5.00%, 10/15/55	955	842,116
Series A-1, 4.50%, 01/01/35	520	463,558
Public Finance Authority, Refunding RB 5.00%, 09/01/49(b)	285	222,437
Series A, 5.00%, 11/15/49	570	526,087
Series B, AMT, 5.00%, 07/01/42	990	986,125
State of Wisconsin, GO, Series A, 4.28%, 05/01/25(a)	2,100	2,093,576
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	2,065	2,158,375

		8,195,748

Total Municipal Bonds — 139.9% (Cost: $363,217,664)		357,576,983

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Illinois — 0.3%
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	760	761,265

Security	Par (000)	Value

New York — 1.9%
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	$5,000	$4,837,093

Pennsylvania(f) — 3.7%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38	3,600	3,676,612
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	5,928	5,913,049

		9,589,661

Texas — 1.7%
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 11/15/38	4,296	4,298,805

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 7.6% (Cost: $19,565,281)		19,486,824

Total Long-Term Investments — 147.5% (Cost: $382,782,945)		377,063,807

	Shares

Short-Term Securities

Money Market Funds — 6.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.27%(g)(h)	17,096,937	17,095,227

Total Short-Term Securities — 6.7% (Cost: $17,094,208)		17,095,227

Total Investments — 154.2% (Cost: $399,877,153)		394,159,034

Other Assets Less Liabilities — 1.7%		4,459,982

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.7)%		(11,983,950)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (51.2)%		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$255,635,066

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between March 1, 2026 to November 1, 2026, is $5,949,339.

(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$4,488,570	$12,611,032	(a)	$—	$(5,005)	$630	$17,095,227	17,096,937	$174,727	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$357,576,983	$—	$357,576,983
Municipal Bonds Transferred to Tender Option Bond Trusts	—	19,486,824	—	19,486,824
Short-Term Securities
Money Market Funds	17,095,227	—	—	17,095,227

	$17,095,227	$377,063,807	$—	$394,159,034

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(11,854,015)	$—	$(11,854,015)
VMTP Shares at Liquidation Value	—	(131,000,000)	—	(131,000,000)

	$—	$(142,854,015)	$—	$(142,854,015)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

7